Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 7.  Cash and Cash Equivalents

	December 31,	December 31,
	2021	2022

	(in thousands)

Cash, demand deposits and checking accounts	$333,524	217,181
Time deposits with less than three months maturity date	2,500	4,400
	$336,024	221,581

Refer to Note 23 and Note 24 for the disclosure of credit risk, currency risk and sensitivity analysis of the financial assets and liabilities of the Company.

As of December 31, 2021 and 2022, no cash and cash equivalents were pledged with banks as collaterals.